May 5, 2026

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Boston Trust Walden Funds; File Nos. 33-44964 and 811-6526

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment (Post-Effective Amendment No. 179) to the Boston Trust Walden Funds registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment (Post-Effective Amendment No. 179) to the Boston Trust Walden Funds registration statement was filed with the U.S. Securities and Exchange Commission via EDGAR on April 27, 2026, and became effective May 1, 2026 (Accession No. 0001398344-26-007318).

Please contact the undersigned with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Lauren Hunt

Lauren Hunt
Secretary